Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets
Vehicles	4-10
Office furniture	5
Computer equipment and hardware	2-5

Estimated useful lives of intangible assets

Intangible Assets	Estimated Useful Lives (years)
Purchased video content	1 month to 2 years
Computer software	1-5
Developed technologies	3-10
Domain names and trademarks	4-30
Operating rights for licensed games	over the contract terms

ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues disaggregated by products and services

	Year Ended December 31, 2017 (in thousands)
	Sohu	Sogou	Changyou	Total
Brand advertising:
Sohu Media Portal	$152,015	0	0	152,015
Sohu Video	79,756	0	0	79,756
Focus	57,245	0	0	57,245
17173.com Website	0	0	25,096	25,096
Search and search related advertising	0	801,199	0	801,199
Online games:
PC games	0	0	239,149	239,149
Mobile games	0	0	208,355	208,355
Other games	0	0	2,029	2,029
Others	83,758	106,807	14,180	204,745

Total	$372,774	908,006	488,809	1,769,589

	Year Ended December 31, 2018 (in thousands)
	Sohu	Sogou	Changyou	Total
Brand advertising:
Sohu Media Portal	$127,348	0	0	127,348
Sohu Video	53,756	0	0	53,756
Focus	31,144	0	0	31,144
17173.com Website	0	0	19,697	19,697
Search and search related advertising	0	1,022,456	0	1,022,456
Online games:
PC games	0	0	236,743	236,743
Mobile games	0	0	151,737	151,737
Other games	0	0	1,308	1,308
Others	61,975	100,589	6,074	168,638

Total	$274,223	1,123,045	415,559	1,812,827

	Year Ended December 31, 2019 (in thousands)
	Sohu	Sogou	Changyou	Total
Brand advertising:
Sohu Media Portal	$94,497	0	0	94,497
Sohu Video	34,529	0	0	34,529
Focus	32,120	0	0	32,120
17173.com Website	0	0	13,715	13,715
Search and search related advertising	0	1,072,860	0	1,072,860
Online games:
PC games	0	0	267,752	267,752
Mobile games	0	0	172,718	172,718
Other games	0	0	432	432
Others	57,080	98,981	763	156,824

Total	$218,226	1,171,841	455,380	1,845,447